VARIABLE INTEREST ENTITIES	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Variable Interest Entities [Abstract]
VARIABLE INTEREST ENTITIES
NOTE 19. VARIABLE INTEREST ENTITIES
.
In our Combined Statement of Financial Position, we have assets of $120 million and $122 million and liabilities of $153 million and $156 million as of March 31, 2024 and December 31, 2023, respectively, from consolidated variable interest entities (VIEs). These entities were created to help our customers facilitate or finance the purchase of GE Vernova equipment and services, and to manage our insurance exposure through an insurance captive, and have no features that could expose us to losses that would significantly exceed the difference between the consolidated assets and liabilities.
Our investments in unconsolidated VIEs were $1,349 million and $1,323 million as of March 31, 2024 and December 31, 2023, respectively. Of these investments, $1,293 million and $1,272 million were owned by Financial Services, substantially all related to renewable energy tax equity investments, as of March 31, 2024 and December 31, 2023, respectively. See Note 11 for further information. Our maximum exposure to loss in respect of unconsolidated VIEs is increased by our commitments to make additional investments in these entities described in Note 20.

NOTE 19. VARIABLE INTEREST ENTITIES
In our Combined Statement of Financial Position, we have assets of $122 million and $297 million and liabilities of $156 million and $86 million as of December 31, 2023 and 2022, respectively, from consolidated VIEs. These entities were created to help our customers facilitate or finance the purchase of GE Vernova equipment and services and to manage our insurance exposure through an insurance captive and have no features that could expose us to losses that significantly exceed the difference between the consolidated assets and liabilities.
Our investments in unconsolidated VIEs were $1,323 million and $1,441 million as of December 31, 2023 and 2022, respectively. Of these investments, $1,272 million and $1,398 million were owned by Financial Services, substantially all related to renewable energy tax equity investments, as of December 31, 2023 and 2022, respectively. See Note 11 for further information. Our maximum exposure to loss in respect of unconsolidated VIEs is increased by our commitments to make additional investments in these entities described in Note 20.